GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of July 30, 2021 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 1.73%
303	Ashland Global Holdings Inc	$ 25,776
509	Cabot Corp	28,025
1,078	Dow Inc	67,008
215	DuPont de Nemours Inc	16,136
4,237	Freeport-McMoRan Inc	161,430
245	Ingevity Corp(a)	20,810
185	Sherwin-Williams Co	53,841
1,473	Valvoline Inc	45,192
		418,218
Communications — 6.32%
9	Airbnb Inc Class A(a)	1,296
118	Alphabet Inc Class C(a)	319,121
47	Amazon.com Inc(a)	156,397
33	Booking Holdings Inc(a)	71,883
116	Charter Communications Inc Class A(a)	86,310
1,226	Comcast Corp Class A	72,126
36	Etsy Inc(a)	6,606
649	Facebook Inc Class A(a)	231,239
987	Frontier Communications Parent Inc(a)	29,521
1,679	Gray Television Inc	37,223
1,822	Houghton Mifflin Harcourt Co(a)	20,625
1,488	Liberty Latin America Ltd Class C(a)	20,579
315	Match Group Inc(a)	50,170
11	MercadoLibre Inc(a)	17,256
63	Netflix Inc(a)	32,607
154	Pinterest Inc Class A(a)	9,071
20	Roku Inc(a)	8,566
1	Shopify Inc Class A(a)	1,500
1,441	Snap Inc Class A(a)	107,239
253	Thryv Holdings Inc(a)	8,405
308	T-Mobile US Inc(a)	44,358
30	Trade Desk Inc Class A(a)	2,457
230	Twitter Inc(a)	16,042
827	Uber Technologies Inc(a)	35,941
1,092	United States Cellular Corp(a)	39,705
2,182	Viavi Solutions Inc(a)	36,418
88	Wayfair Inc Class A(a)(b)	21,240
401	Zillow Group Inc Class C(a)	42,610
		1,526,511
Consumer, Cyclical — 7.35%
958	Aramark	33,655
27	AutoZone Inc(a)	43,836
1,307	BJ's Wholesale Club Holdings Inc(a)	66,187
477	Brunswick Corp	49,799
973	Cannae Holdings Inc(a)	32,352
129	Carvana Co(a)	43,545
44	Chipotle Mexican Grill Inc(a)	81,991
192	Churchill Downs Inc	35,674
883	Core-Mark Holding Co Inc	38,004
Shares		Fair Value
Consumer, Cyclical — (continued)
111	Cracker Barrel Old Country Store Inc	$ 15,116
2,095	Dana Inc	50,615
1,822	Garrett Motion Inc(a)	11,770
1,776	General Motors Co(a)	100,948
1,144	Goodyear Tire & Rubber Co(a)	17,972
403	Hilton Worldwide Holdings Inc(a)	52,974
590	IAA Inc(a)	35,683
1,276	KAR Auction Services Inc(a)	21,029
893	KB Home	37,899
342	LCI Industries	49,871
1,014	Liberty Media Corp-Liberty Braves(a)	26,820
387	Lowe's Cos Inc	74,571
316	Marriott Vacations Worldwide Corp(a)	46,569
1,192	Methode Electronics Inc	57,013
999	Miller Industries Inc	37,473
1,641	Modine Manufacturing Co(a)	27,454
95	O'Reilly Automotive Inc(a)	57,365
996	PulteGroup Inc	54,651
3,063	Qurate Retail Inc Series A	36,327
777	Skyline Champion Corp(a)	43,823
1,577	Southwest Airlines Co(a)	79,670
1,417	Tapestry Inc(a)	59,939
327	Target Corp	85,363
132	Tesla Inc(a)	90,711
1,073	Urban Outfitters Inc(a)	39,894
248	VSE Corp	12,412
875	Walmart Inc	124,731
		1,773,706
Consumer, Non-Cyclical — 12.17%
1,431	Aaron's Co Inc	41,313
779	AbbVie Inc	90,598
44	ABIOMED Inc(a)	14,394
118	Align Technology Inc(a)	82,104
17	Alnylam Pharmaceuticals Inc(a)	3,042
1,867	Alta Equipment Group Inc(a)	23,506
153	AMN Healthcare Services Inc(a)	15,386
218	Anthem Inc	83,714
1,344	AstraZeneca PLC Sponsored ADR	76,931
146	Biogen Inc(a)	47,703
213	BioMarin Pharmaceutical Inc(a)	16,343
26	Boston Beer Co Inc Class A(a)	18,460
243	Catalent Inc(a)	29,114
233	CONMED Corp	32,140
1,334	Corteva Inc	57,069
163	Danaher Corp	48,491
370	Darling Ingredients Inc(a)	25,556
66	Dexcom Inc(a)	34,024
3,054	Dole PLC(a)	44,283
229	Estee Lauder Cos Inc Class A	76,447
264	Euronet Worldwide Inc(a)	37,704
128	Exact Sciences Corp(a)	13,804
374	HCA Healthcare Inc	92,827
151	Helen of Troy Ltd(a)	33,732

See Notes to Schedule of Investments.

July 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of July 30, 2021 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
685	Herc Holdings Inc(a)	$ 84,967
695	Inmode Ltd(a)	79,001
433	Insperity Inc	42,889
55	Intuitive Surgical Inc(a)	54,530
151	J & J Snack Foods Corp	24,821
503	John Wiley & Sons Inc Class A	29,566
557	Johnson & Johnson	95,915
938	Keurig Dr Pepper Inc	33,027
848	Korn Ferry	58,292
1,222	Lantheus Holdings Inc(a)	31,980
42	MarketAxess Holdings Inc	19,957
748	McKesson Corp	152,465
718	Merck & Co Inc	55,193
40	Moderna Inc(a)	14,144
814	Monster Beverage Corp(a)	76,776
1,952	Nomad Foods Ltd(a)	50,986
63	Organon & Co(a)	1,828
549	PayPal Holdings Inc(a)	151,266
340	PepsiCo Inc	53,363
567	Pfizer Inc	24,273
1,742	Primo Water Corp	28,795
484	Procter & Gamble Co	68,839
788	PROG Holdings Inc	34,491
1,182	Quanex Building Products Corp	29,361
226	Regeneron Pharmaceuticals Inc(a)	129,862
457	Sanofi	47,105
292	Seagen Inc(a)	44,790
461	Spectrum Brands Holdings Inc	40,268
185	Square Inc Class A(a)	45,743
1,145	Supernus Pharmaceuticals Inc(a)	30,148
127	Thermo Fisher Scientific Inc	68,581
215	United Rentals Inc(a)	70,853
215	United Therapeutics Corp(a)	39,115
125	Verisk Analytics Inc	23,742
167	WEX Inc(a)	31,685
2,383	Whole Earth Brands Inc(a)	30,645
		2,937,947
Energy — 1.86%
2,926	ChampionX Corp(a)	68,000
1,273	ConocoPhillips	71,364
707	DMC Global Inc(a)	30,945
14	Enphase Energy Inc(a)	2,654
1,419	Enterprise Products Partners LP	32,027
207	EOG Resources Inc	15,082
834	Exxon Mobil Corp	48,013
547	Halliburton Co	11,312
667	NextEra Energy Partners LP(b)	51,713
2,947	Royal Dutch Shell PLC Class A	59,864
880	Valero Energy Corp	58,934
		449,908
Financial — 11.09%
574	Agree Realty Corp REIT	43,136
Shares		Fair Value
Financial — (continued)
874	American International Group Inc	$ 41,384
175	American Tower Corp REIT	49,490
998	Americold Realty Trust REIT	38,772
1,063	Ameris Bancorp	51,672
693	Apollo Global Management Inc(b)	40,790
1,244	Assured Guaranty Ltd	59,476
1,246	Atlantic Union Bankshares Corp	44,196
1,501	AXA SA	38,872
1,250	BancorpSouth Bank	32,250
4,256	Bank of America Corp	163,260
978	Blackstone Group Inc Class A	112,734
454	Boston Properties Inc REIT	53,291
1,071	Bryn Mawr Bank Corp	41,908
502	Capital One Financial Corp	81,173
1,366	Charles Schwab Corp	92,820
2,040	Citigroup Inc	137,945
8	Coinbase Global Inc Class A(a)	1,893
877	CubeSmart REIT	43,552
1,567	CVB Financial Corp	29,867
953	Employers Holdings Inc	39,569
340	Federal Agricultural Mortgage Corp Class C	33,150
755	First American Financial Corp	50,819
1,323	Gaming and Leisure Properties Inc REIT	62,631
215	Goldman Sachs Group Inc	80,599
1,973	Home BancShares Inc	41,788
1,386	International Money Express Inc(a)	22,439
1,047	JPMorgan Chase & Co	158,914
1,183	KeyCorp	23,258
144	Mastercard Inc Class A	55,575
497	McGrath RentCorp	38,975
1,239	Meta Financial Group Inc	61,578
1,031	Morgan Stanley	98,955
1,701	OceanFirst Financial Corp	33,169
638	Pinnacle Financial Partners Inc	57,171
387	PNC Financial Services Group Inc	70,593
889	Popular Inc	64,684
559	Prosperity Bancshares Inc	38,118
1,854	Radian Group Inc	41,863
674	Rexford Industrial Realty Inc REIT	41,464
457	South State Corp	31,460
1,130	STAG Industrial Inc REIT	46,692
421	State Street Corp	36,686
872	Stifel Financial Corp	58,023
114	SVB Financial Group(a)	62,695
932	Triumph Bancorp Inc(a)	71,447
784	Wintrust Financial Corp	55,978
		2,676,774
Industrial — 8.29%
302	Advanced Energy Industries Inc	31,332
778	AECOM(a)	48,983

See Notes to Schedule of Investments.

July 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of July 30, 2021 (Unaudited)
Shares		Fair Value
Industrial — (continued)
346	Alamo Group Inc	$ 50,782
397	Albany International Corp Class A	34,281
905	Altra Industrial Motion Corp	56,725
187	American Woodmark Corp(a)	13,885
646	Amphenol Corp Class A	46,829
964	Arcosa Inc	52,789
278	Armstrong World Industries Inc	30,074
448	Atkore Inc(a)	33,649
268	AZZ Inc	14,201
522	BWX Technologies Inc	29,978
436	Clean Harbors Inc(a)	41,420
1,046	Columbus McKinnon Corp	48,534
1,201	CRH PLC	60,025
431	Deere & Co	155,845
357	Eaton Corp PLC	56,424
241	FedEx Corp	67,468
363	Fortune Brands Home & Security Inc	35,382
773	Frontdoor Inc(a)	37,831
3,205	Genco Shipping & Trading Ltd	56,248
789	General Electric Co	10,218
165	Honeywell International Inc	38,575
189	John Bean Technologies Corp	27,704
1,040	Johnson Controls International PLC	74,277
337	Kadant Inc	60,704
1,013	Kimball Electronics Inc(a)	20,655
99	Littelfuse Inc	26,333
1,414	MDU Resources Group Inc	44,852
271	Norfolk Southern Corp	69,872
233	Northrop Grumman Corp	84,584
1,485	Pure Cycle Corp(a)	22,958
585	Raytheon Technologies Corp	50,866
257	Rockwell Automation Inc	79,007
230	SYNNEX Corp	27,494
232	Trane Technologies PLC	47,238
831	TriMas Corp(a)	27,190
2,607	TTM Technologies Inc(a)	36,472
571	UFP Industries Inc	42,402
309	Union Pacific Corp	67,597
1,950	Vertiv Holdings Co	54,678
2,654	Vontier Corp	85,857
		2,002,218
Technology — 8.61%
728	ACI Worldwide Inc(a)	24,970
539	Activision Blizzard Inc	45,071
691	Advanced Micro Devices Inc(a)	73,377
2,797	Allscripts Healthcare Solutions Inc(a)	47,773
2,007	Apple Inc	292,741
101	ASML Holding NV	77,441
409	Concentrix Corp(a)	66,966
180	Cree Inc(a)	16,697
680	CSG Systems International Inc	30,845
1,439	Donnelley Financial Solutions Inc(a)	46,350
Shares		Fair Value
Technology — (continued)
535	Fidelity National Information Services Inc	$ 79,742
22	HubSpot Inc(a)	13,112
112	Lam Research Corp	71,390
1,500	Microsoft Corp	427,365
9	MongoDB Inc(a)	3,230
40	MSCI Inc	23,838
222	NVIDIA Corp	43,288
175	NXP Semiconductors NV	36,118
1,466	Oracle Corp	127,747
821	QUALCOMM Inc	122,986
1,769	Rambus Inc(a)	41,855
563	Science Applications International Corp	49,150
670	SS&C Technologies Holdings Inc	52,521
163	Synopsys Inc(a)	46,942
561	Texas Instruments Inc	106,938
1,611	Tower Semiconductor Ltd(a)	44,866
15	Twilio Inc Class A(a)	5,604
1,562	Unisys Corp(a)	34,911
385	Verint Systems Inc(a)	16,428
42	Workday Inc Class A(a)	9,845
		2,080,107
Utilities — 1.30%
602	ALLETE Inc	42,332
385	Ameren Corp	32,309
649	American Electric Power Co Inc	57,190
1,529	Exelon Corp	71,557
531	NorthWestern Corp	32,917
1,903	NRG Energy Inc	78,480
		314,785
TOTAL COMMON STOCK — 58.72% (Cost $11,002,171)		$14,180,174
CONVERTIBLE PREFERRED STOCK
Communications — 0.19%
36	2020 Cash Mandatory Exchangeable Trust 5.25%(c)	45,124
Consumer, Non-Cyclical — 0.14%
22	Danaher Corp 5.00%(b)	35,079
TOTAL CONVERTIBLE PREFERRED STOCK — 0.33% (Cost $62,663)		$80,203
EXCHANGE TRADED FUNDS
1,348	iShares Core S&P 500® ETF	593,659
415	iShares Russell 1000 Value ETF	66,388

See Notes to Schedule of Investments.

July 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of July 30, 2021 (Unaudited)
Shares		Fair Value
Exchange Traded Funds — (continued)
4,100	Vanguard Russell 2000 ETF	$ 365,925

TOTAL EXCHANGE TRADED FUNDS — 4.25% (Cost $1,019,934)		$1,025,972
WARRANTS
Energy — 0.00%(d)
11	Occidental Petroleum Corp(a)	45
TOTAL WARRANTS — 0.00%(d) (Cost $0)		$45
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 30.65%
$7,400,000	Federal Home Loan Bank(e) 0.01%, 08/02/2021	7,399,996
Repurchase Agreements — 0.62%
150,482	Undivided interest of 5.24% in a repurchase agreement (principal amount/value $2,869,754 with a maturity value of $2,869,766) with Morgan Stanley & Co LLC, 0.05%, dated 7/31/21 to be repurchased at $150,482 on 8/2/21 collateralized by various U.S. Government Agency securities, 1.50% - 8.00%, 7/1/24 - 8/1/51, with a value of $2,927,149.(f)	150,482
TOTAL SHORT TERM INVESTMENTS — 31.27% (Cost $7,550,478)		$7,550,478
TOTAL INVESTMENTS — 94.57% (Cost $19,635,246)		$22,836,872
OTHER ASSETS & LIABILITIES, NET — 5.43%		$1,311,614
TOTAL NET ASSETS — 100.00%		$24,148,486
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at July 30, 2021.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(d)	Represents less than 0.005% of net assets.
(e)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(f)	Collateral received for securities on loan.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
LP	Limited Partnership
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

July 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of July 30, 2021 (Unaudited)
At July 30, 2021, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
Long
S&P 500® Emini Futures	38	USD	8,340,050	September 2021	$278,545
				Net Appreciation	$278,545
At July 30, 2021, the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BB	EUR	6,000	USD	7,326	September 15, 2021	$(203)
BB	USD	24,476	GBP	17,300	September 15, 2021	428
CIT	USD	11,114	EUR	9,100	September 15, 2021	309
CIT	USD	14,994	GBP	10,600	September 15, 2021	260
GS	USD	34,344	GBP	24,600	September 15, 2021	149
HSB	USD	69,118	EUR	56,600	September 15, 2021	1,918
HSB	USD	18,532	GBP	13,100	September 15, 2021	322
JPM	USD	14,533	EUR	11,900	September 15, 2021	405
JPM	USD	4,527	GBP	3,200	September 15, 2021	79
MS	USD	9,525	EUR	7,800	September 15, 2021	264
RBS	USD	18,393	GBP	13,000	September 15, 2021	322
SSB	USD	25,155	EUR	20,600	September 15, 2021	696
SSB	USD	13,688	GBP	10,000	September 15, 2021	(213)
UBS	USD	11,843	EUR	9,700	September 15, 2021	327
WES	GBP	9,400	USD	13,299	September 15, 2021	(232)
					Net Appreciation	$4,831
Counterparty Abbreviations:
BB	Barclays Bank PLC
CIT	Citigroup Global Markets
GS	Goldman Sachs
HSB	HSBC Bank USA
JPM	JP Morgan Chase & Co
MS	Morgan Stanley & Co LLC
RBS	Royal Bank of Scotland
SSB	State Street Bank
UBS	UBS AG
WES	Westpac Banking
Currency Abbreviations
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
See Notes to Schedule of Investments.

July 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities, including Exchange Traded Funds, based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

July 30, 2021

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Exchange Traded Funds	Exchange traded close price.
Warrants	Exchange traded close price, bids and evaluated bids.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of July 30, 2021, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$13,974,308	$205,866	$—	$14,180,174
Convertible Preferred Stock	45,124	35,079	—	80,203
Exchange Traded Funds	1,025,972	—	—	1,025,972
Warrants	45	—	—	45
Short Term Investments	—	7,550,478	—	7,550,478
Total investments, at fair value:	15,045,449	7,791,423	0	22,836,872
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	5,479	—	5,479
Futures Contracts(a)	278,545	—	—	278,545
Total Assets	$15,323,994	$7,796,902	$0	$23,120,896
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(648)	—	(648)
Total Liabilities	$0	$(648)	$0	$(648)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.

July 30, 2021

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 34 futures contracts for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average foreign currency contracts amount of $238,097 in forward contracts for the reporting period.

July 30, 2021